Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxation
Net accumulated losses carry forwards	¥ 98,161	¥ 124,740
Accrued payroll and other expenses	10,966	9,480
Advertising expenses in excess of deduction limit	6,386	6,500
Fair value changes of amounts due to related party	4,350	4,237
Accrued expenses	427	427
Deferred revenue	358	358
Others	2,390	1,682
Deferred tax assets	123,038	147,424
Less: valuation allowance	(123,038)	(147,424)
Deferred tax assets, net
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 8)	(1,488)	(2,013)
Deferred tax liabilities	¥ (1,488)	¥ (2,013)